Stock-Based Compensation (Stock-Based Compensation Costs Included in Operating Expenses and Total Intrinsic Value of Options Exercised) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs	$ 2,265	$ 3,068
Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs	2,270	3,074
Collaboration warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs	$ (5)	$ (6)